Note 13 - Government Grants	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of government grants [text block]
13.	GOVERNMENT GRANTS

Included as a reduction of selling, general and administrative expenses are government grants of
$235,387
(
2018
-
$242,813,
2017
-
$232,413
), relating to the Company's publishing and software projects. At the end of the year,
$22,276
(
2018
-
$nil,
2017
-
$22,556
) is included in accounts and grants receivable.

One government grant for the print-based English language learning segment is repayable in the event that the segment’s annual net income before tax for the current year and the previous two
years exceeds
15%
of revenue. During
2019
and
2018,
the conditions for the repayment of grants did
not
arise and
no
liability was recorded.

One grant, relating to the Company’s “Development of Comprehensive, Interactive Phonetic English Learning Solution” project, is repayable semi-annually at a royalty rate of
2.5%
per year’s gross sales derived from this project until
100%
of the grant is repaid.
No
royalty was paid in
2019,
2018
or
2017
as
no
sales were generated from this project.